Other Comprehensive Income/(Loss) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Foreign currency translation adjustments	$ 145.0	[1]	$ (48.8)	[1]	$ 77.3	[1]
Currency Translation Differences On Investments In Overseas Subsidiaries Reclassified To Appropriated Retained Earnings
Retained Earnings [Member]
Cumulative effect of initial adoption of FASB statement No.167					5.2
Currency Translation Differences On Investments In Overseas Subsidiaries Reclassified To Appropriated Retained Earnings
Noncontrolling Interests in Consolidated Entities [Member]
Foreign currency translation adjustments	(0.9)		23.1		(5.3)
Currency Translation Differences On Investments In Overseas Subsidiaries Reclassified To Appropriated Retained Earnings	6.3		(8.7)		5.3
Retained Earnings Appropriated For Investors In Consolidated Investment Products [Member]
Currency Translation Differences On Investments In Overseas Subsidiaries Reclassified To Appropriated Retained Earnings	$ (6.3)		$ 8.7		$ (5.3)

[1]	Included in this amount are net losses of $0.9 million for the year ended December 31, 2012 related to foreign currency translation adjustments attributable to consolidated investment products (year ended December 31, 2011: net gains of $23.1 million; December 31, 2010: net losses of $5.3 million). Of this amount, gross losses of $6.3 million are reclassified from accumulated other comprehensive income into retained earnings appropriated for investors in consolidated investment products (year ended December 31, 2011: gains of $8.7 million; December 31, 2010: losses of $5.3 million).